Segments and Entity-Wide Information (Schedule of revenues by geographic area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 496,072	$ 429,234	$ 315,375
Total long-lived assets	[1]	100.00%	100.00%
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 243,935	$ 132,556	149,510
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		168,965	133,772	67,773
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		36,888	117,135	47,425
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		28,836	29,282	41,118
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 17,448	$ 16,489	$ 9,549
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		71.00%	66.00%
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		23.00%	29.00%
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		6.00%	5.00%

[1]	Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill